Fees Summary	Sep. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,760,000
Previously Paid Amount	0.00
Total Fee Amount	407.38
Total Offset Amount	0.00
Net Fee	407.38
Narrative - Max Aggregate Offering Price	$ 2,760,000
Final Prospectus	true